Other Charges (Tables)	6 Months Ended
Jul. 31, 2023
Other Charges.
Schedule of components of other charges

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2023	2022	2023	2022
Acquisition-related costs	391	514	1,719	874
Contingent consideration accretion and adjustments	2,064	764	2,667	1,833
Restructuring plans	—	11	2	64
	2,455	1,289	4,388	2,771